CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Statement
REVENUE
Professional Services
Consulting	6,306,724		12,195,996
Legal	143,042		1,215,042
Management	19,214		14,769,214
Investor relations			8,250,000
Stock Compensation	1,339,657		1,762,352
Selling, General & Administrative	213,409	22,960	224,549	27,085
Total Operating Expenses	8,022,046	22,960	38,417,153	27,085
Loss From Operations	(8,022,046)	(22,960)	(38,417,153)	(27,085)
OTHER INCOME (EXPENSE):
Related Party Interest Expense		(2,637)		(5,235)
Gain (loss) on revaluation of derivative liability	(229,632)		(229,632)
Gain (loss) on excess derivative liability over note principal	(390,031)		(390,031)
NET LOSS	(8,641,709)	(25,597)	(39,036,816)	(32,320)
Currency Translation Adjustment	35,630		35,062
COMPREHENSIVE LOSS	$ (8,606,079)	$ (25,597)	$ (39,001,754)	$ (32,320)
NET LOSS PER BASIC AND DILUTED SHARES	$ (0.21)	$ (0.02)	$ (1.11)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	41,102,631	1,325,062	35,152,327	1,325,062